Fixed Assets (Details Textual) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 08, 2017	Jun. 06, 2017	Mar. 31, 2019	Jun. 30, 2018
Fixed Assets (Textual)
Cost of License				$ 16,600
License Fee	$ 7,529
Discount rate of lease	8.38%
Gain of lease		$ 100,000
Term of license
Unearned interest income			$ 48,900	$ 68,800
FFE [Member]
Fixed Assets (Textual)
Description of lease agreement	Actinium shall have at any time during the term of this agreement the right to purchase the FFE for $496,914, less any previously paid license fees. The license of FFE qualifies as a sales-type lease. At inception, the Company derecognized the underlying assets of $493,452, recognized discounted lease payments receivable of $397,049 using the discount rate of 8.38% and recognized loss on sales-type lease of fixed assets of $96,403.